FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - Liquidity Risk	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	$ 97,825	$ 77,048
Accounts payable and accrued liabilities, contractual cash flows	97,825	77,048
Total, carrying amount	97,825	77,408
Total, contractual cash flows	97,825	77,048
Due within 1 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	97,825	77,048
Total, carrying amount	$ 97,825	$ 77,048